Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S.:
Interest-bearing	$ 43,279	$ 40,831
Non-interest-bearing	418	360
Non-U.S.:
Interest-bearing	115	121
Non-interest-bearing	359	451
Total customer deposits	44,171	41,763
Card Member Credit Balances [Member]
U.S.:
Non-interest-bearing	372	340
Non-U.S.:
Non-interest-bearing	$ 347	$ 437